Annual Total Returns [BarChart] - VY BlackRock Inflation Protected Bond Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	11.50%
2012	5.95%
2013	(8.98%)
2014	2.14%
2015	(2.89%)
2016	3.27%
2017	2.16%
2018	(2.39%)
2019	7.53%
2020	10.65%